FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents assets and liabilities measured at fair value on a recurring basis at December 31, 2016 and 2015, all of which represent Level 2 fair value measurements:

	December 31, 2016	December 31, 2015
Assets:
Forward exchange contracts	$1,145	$—

Total assets	$1,145	$—

Liabilities:
Interest rate swaps	$1,984	$3,112
Forward exchange contracts	—	399
Total liabilities	$1,984	$3,511

Summary of Carrying Amounts and Estimated Values of Total Debt

The carrying amounts and estimated fair values of our total debt as of December 31, 2016 and 2015 were as follows:

	December 31, 2016	December 31, 2015
Carrying amount, excluding unamortized discount and deferred financing costs	$609,644	$602,089
Fair value	$616,168	$589,783